INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current income tax provision:
Federal	$1,338	$108	$1,648
State	3	4	20
Total current income tax provision	1,341	112	1,668

Deferred income tax (benefit) provision:
Federal	(1,100)	891	(355)
Total deferred income tax (benefit) provision	(1,100)	891	(355)
Total income tax provision	$241	$1,003	$1,313

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of income is as follows:

	Years Ended December 31,
	2012	2011	2010
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$462	$1,162	$1,467
Increase (decrease) resulting from:
Dividends received deduction	(2)	(13)	(3)
Bank-owned life insurance	(215)	(139)	(99)
Tax-exempt income	(26)	(39)	(13)
Compensation and employee benefit plans	81	35	61
Nondeductible expenses	5	8	6
Tax credits/adjustments	(63)	—	—
Change in valuation allowance	—	—	(90)
State taxes, net of federal tax benefit	2	2	13
Other	(3)	(13)	(29)
Total income tax provision	$241	$1,003	$1,313

Effective tax rate	17.8%	29.3%	30.4%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,303	$1,852
Unrealized losses on available for sale securities	659	1,870
Depreciation of premises and equipment	765	572
Other-than-temporary impairment	452	435
Impairment - long lived asset	133	—
Charitable contribution carry-forward	14	153
Deferred compensation	2,313	2,064
Employee benefit plans	380	348
Capital loss carry-forward	65	—
Interest receivable on nonaccrual loans	159	107
Deferred other real estate owned expenses	38	137
Net unrealized loss on derivative instruments	284	159
Other	290	205
Total deferred tax assets	7,855	7,902
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,806	7,853

Deferred tax liabilities:
Unrealized gains on available for sale securities	1,546	1,679
Goodwill and other intangibles	330	319
Deferred loan costs	844	841
Mortgage servicing asset	447	400
Total deferred tax liabilities	3,167	3,239
Deferred tax asset, net	$4,639	$4,614